Note 5 - Property and Equipment	3 Months Ended
Mar. 31, 2013
Notes
Note 5 - Property and Equipment

NOTE 5 – PROPERTY AND EQUIPMENT

Property and equipment at March 31, 2013 and December 31, 2012 are as follows:

	March 31, 2013	December 31, 2012
Mining machinery and equipment	$ 51,960	$ 51,960
Total	$ 51,960	$ 51,960

No depreciation has been charged for the three months ended March 31, 2013 and 2012, since the Company is in assembly and testing mode, not in operations.

The above assets has been transferred from ICBS Ltd, a related party (refer note 7).